UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				Form 13F
			Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
-------
This Amendment (Check only one.): [] is a restatement.
[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: NFC Investments, LLC

Address: 5101 Wheelis Drive, Suite 207
Memphis, TN 38117

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Persons Signing this Report on Behalf of Reporting Manager:
Name: William V. Thompson, III
Title: Executive Vice President and Chief Compliance Officer
Phone: (901) 767-5576


Signature, Place, and Date of Signing:
/s/ William V. Thompson, III      Memphis, TN                       4/27/2011
--------------------------------- --------------------------------- ----------
[Signature]                       [City, State]                     [Date]


Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 36

Form 13F Information Table Value Total: $ 106,252
--------------
(In Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE


FORM 13F INFORMATION TABLE

COLUMN 1			COLUMN 2         COLUMN 3   COLUMN 4 COLUMN 5           COLUMN 6   COLUMN 7 COLUMN 8
------------------------- 	---------------- ---------  -------- ------------------ ---------- -------- ------------------------
                                                     	    VALUE    SHRS OR   SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER            	TITLE OF CLASS   CUSIP      (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS SOLE    SHARED NONE
------------------------- 	---------------- ---------  -------- --------- --- ---- ---------- -------- ------- ------ ---------
ALLIANCE HOLDINGS GP LP   	COM UNITS LP     01861G100  4,238    84,970     SH       SOLE       NONE     27,000  0      57,970
AMERICAN INTL GROUP INC		COM		 026874784  880	     30,000	SH	 SOLE	    NONE     30,000  0      0
AMERICAN ORIENTAL BIO     	COM              028731107  2,465    2,220,718  SH       SOLE       NONE     654,918 0 	    1,565,800
ANNALY CAP MGMT INC       	COM              035710409  6,233    345,500    SH       SOLE       NONE     90,000  0      255,500
AOXING PHARMACEUTICAL CO  	COM              03740A106  623      451,109    SH       SOLE       NONE     157,576 0      293,533
APPLE INC                 	COM              037833100  211      630	SH       SOLE       NONE     -       0      630
BALDWIN & LYONS INC       	CL B 		 057755209  278      12,000     SH       SOLE       NONE     -       0      12,000
BERKSHIRE HATHAWAY INC    	CL B 		 084670702  371      4,790      SH       SOLE       NONE     -       0      4,850
CAPITAL ONE FINL CORP     	COM 		 14040H105  5,799    112,222    SH       SOLE       NONE     32,000  0      80,222
CAPITAL ONE FINL CORP     	W EXP 11/14/2018 14040H139  1,454    68,710     SH       SOLE       NONE     20,000  0      48,710
CASH STORE FINL SVCS INC  	COM 		 14756F103  6,298    475,700    SH       SOLE       NONE     199,200 0      276,500
CENTRAL SECS CORP         	COM 		 155123102  1,430    59,897     SH       SOLE       NONE     -       0      59,990
CHIMERA INVT CORP         	COM 		 16934Q109  5,508    1,591,900  SH       SOLE       NONE     450,000 0      1,141,900
COCA COLA CO              	COM 		 191216100  1,060    15,757     SH       SOLE       NONE     -       0      15,757
CORRECTIONS CORP AMER     	COM 		 22025Y407  2,847    131,500    SH       SOLE       NONE     30,000  0      101,500
DIRECTV COM               	CL A 		 25490A101  3,174    62,450     SH       SOLE       NONE     16,000  0      46,450
EVEREST RE GROUP LTD		COM		 G3223R108  981	     12,000	SH	 SOLE	    NONE     12,000  0      0
FIRST HORIZON NATL CORP   	COM 		 320517105  983      103,078    SH       SOLE       NONE     -       0      103,078
GALLAGHER ARTHUR J & CO   	COM 		 363576109  345      12,100     SH       SOLE       NONE     -       0      12,100
INFINITY PPTY & CAS CORP  	COM 		 45665Q103  7,413    135,625    SH       SOLE       NONE     52,000  0      83,625
INTERVEST BANCSHARES CORP 	CL A 		 460927106  4,828    1,577,718  SH       SOLE       NONE     494,004 0      1,083,714
JOHNSON & JOHNSON         	COM 		 478160104  211      3,175      SH       SOLE       NONE     -       0      3,175
MEDIFAST INC              	COM 		 58470H101  5,114    215,493    SH       SOLE       NONE     55,000  0      160,493
NVR INC                   	COM 		 62944T105  2,507    3,456      SH       SOLE       NONE     1,000   0      2,456
NATIONAL INTERSTATE CORP  	COM 		 63654U100  7,288    318,243    SH       SOLE       NONE     164,393 0      153,850
OLD REP INTL CORP         	COM 		 680223104  9,703    825,830    SH       SOLE       NONE     395,000 0      430,830
POTLATCH CORP             	COM 		 737630103  658      18,650     SH       SOLE       NONE     -       0      18,650
REGIONS FINANCIAL CORP    	COM 		 7591EP100  123      19,785     SH       SOLE       NONE     -       0      19,785
RENAISSANCERE HOLDINGS LTD	COM	         G7496G103  1,189    17,000     SH       SOLE       NONE     17,000  0      0
RENT A CTR INC            	COM 		 76009N100  7,341    240,210    SH       SOLE       NONE     60,000  0      180,210
RESEARCH IN MOTION LTD    	COM 		 760975102  5,539    192,015    SH       SOLE       NONE     50,000  0      142,015
STANCORP FINL GROUP INC   	COM		 852891100  633      15,000     SH       SOLE       NONE     15,000  0      0
STARWOOD PPTY TR INC      	COM 		 85571B105  7,038    343,170    SH       SOLE       NONE     90,000  0      253,170
U STORE IT TR             	COM 		 91274F104  116      11,000     SH       SOLE       NONE     -       0      11,000
WALGREEN CO               	COM 		 931422109  785      18,500     SH       SOLE       NONE     -       0      18,500
WHITE MTNS INS GRP LTD		COM	         G9618E107  588      1,400      SH       SOLE       NONE     1400    0      0
